Schedule of Investments March 31, 2022 (Unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 72.2%
Communication Services - 4.1%
Discovery, Class C *	12,000	$299,640
Lumen Technologies	25,000	281,750
Walt Disney	5,000	685,800
		1,267,190
Consumer Discretionary - 4.9%
Alibaba Group Holding *	2,000	217,600
Gildan Activewear	19,000	712,120
LKQ *	12,200	554,002
		1,483,722
Consumer Staples - 5.4%
Anheuser-Busch InBev - ADR	9,000	540,540
Crimson Wine Group *	30,000	242,700
Hershey	4,000	866,520
		1,649,760
Energy - 8.9%
Chevron	4,418	719,383
Phillips 66	7,700	665,203
Texas Pacific Land	1,000	1,352,110
		2,736,696
Financials - 13.8%
Aflac	10,000	643,900
Arthur J. Gallagher	6,000	1,047,600
Berkshire Hathaway, Class A *	2	1,057,842
Berkshire Hathaway, Class B *	2,000	705,820
Cullen/Frost Bankers	5,500	761,255
		4,216,417
Health Care - 12.4%
Gilead Sciences	5,000	297,250
Johnson & Johnson	5,500	974,765
Pfizer	20,000	1,035,400
Thermo Fisher Scientific	1,800	1,063,170
Viatris	40,000	435,200
		3,805,785
Industrials - 8.3%
Aerojet Rocketdyne Holdings	12,000	472,200
Boeing *	2,050	392,575
Canadian Pacific Railway Ltd.	8,652	714,136
Lincoln Electric Holdings	7,000	964,670
		2,543,581
Information Technology - 4.4%
Keysight Technologies *	1,700	268,549
Microsoft	3,500	1,079,085
		1,347,634
Materials - 4.5%
Constellium, Class A *	20,000	360,000
Orion Engineered Carbons *	24,000	383,280
Vulcan Materials	3,500	642,950
		1,386,230
Real Estate - 5.5%
Brookfield Asset Management, Class A	21,000	1,187,970
Brookfield Asset Management, Class B *	175	10,010
Weyerhaeuser - REIT	12,800	485,120
		1,683,100
Total Common Stocks
(Cost $10,355,078)		22,120,115

CORPORATE BONDS - 22.2%
Communication Services - 1.1%
TWDC Enterprises 18
3.000%, 02/13/2026	325,000	326,568
Consumer Discretionary - 6.2%
Advance Auto Parts
4.500%, 12/01/2023	250,000	256,194
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	489,417
Genuine Parts
1.750%, 02/01/2025	500,000	478,439
Newell Rubbermaid
3.900%, 11/01/2025	250,000	251,609
Tractor Supply
1.750%, 11/01/2030	500,000	430,268
		1,905,927
Consumer Staples - 1.5%
Campbell Soup
2.375%, 04/24/2030	500,000	456,636
Financials - 5.0%
Charles Schwab
5.375%, 06/01/2025	500,000	517,500
Old Republic International
3.875%, 08/26/2026	500,000	505,500
Prudential Financial
5.125%, 03/01/2052	500,000	506,075
		1,529,075
Health Care - 1.6%
Laboratory Corporation of America Holdings
3.600%, 02/01/2025	500,000	505,929
Industrials - 4.8%
Boeing
2.196%, 02/04/2026	500,000	473,803
General Electric
4.156% (Quarterly LIBOR + 3.33%), Perpetual (a)	500,000	481,875
Hexcel
4.700%, 08/15/2025 (b)	250,000	253,910
Keysight Technologies
4.550%, 10/30/2024	250,000	257,338
		1,466,926
Information Technology - 2.0%
Corning
7.530%, 03/01/2023	110,000	114,044
Intel
2.700%, 12/15/2022	250,000	251,937
KLA Tencor
4.650%, 11/01/2024	250,000	259,389
		625,370
Total Corporate Bonds
(Cost $6,978,643)		6,816,431

UNITED STATES GOVERNMENT BONDS - 3.3%
United States Treasury Bonds
0.125%, 05/31/2022	500,000	499,786
0.125%, 07/31/2022	500,000	498,914
Total United States Government Bonds
(Cost $999,178)		998,700

MUNICIPAL BOND - 1.7%
City of Coralville
7.500%, 06/01/2028
(Cost $551,767)	500,000	529,481

SHORT-TERM INVESTMENT - 0.6%
First American Government Obligations, Class Z, 0.15% (c)
(Cost 182,131)	182,131	182,131

Total Investments - 100.0%
Cost ($19,066,797)		30,646,858
Other Assets and Liabilities, Net - 0.0%		9,900
Total Net Assets - 100.0%		$30,656,758

ADR -	American Depositary Receipt.
REIT -	Real Estate Investment Trust.
*	Non-income producing security
(a)	Variable rate security. The rate shown represents the rate in effect as of March 31 2022.
(b)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2022.
(c)	The rate shown is the annualized seven-day effective yield as of March 31 2022.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,120,115	$-	$-	$22,120,115
Corporate Bonds	-	6,816,431	-	6,816,431
United States Government Bonds	-	998,700	-	998,700
Municipal Bond	-	529,481	-	529,481
Short-Term Investment	182,131	-	-	182,131
Total Investments in Securities	$22,302,246	$8,344,612	$-	$30,646,858

Refer to Schedule of Investments for further information on the classification of investments.